United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/11

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Government Cash Series

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 40.5%
$48,600,000	[1]	American Express Bank FSB (GTD by FDIC) Floating Rate Notes, 1.143%, 12/10/2010	48,699,179
30,000,000	[1]	Bank of America N.A. (GTD by FDIC) Floating Rate Notes, 0.566%, 9/13/2010	30,001,144
11,000,000	[2]	Federal Home Loan Bank System Discount Note, 0.390%, 2/25/2011	10,978,908
131,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.164% - 0.476%, 9/1/2010 — 11/8/2010	131,783,653
152,750,000		Federal Home Loan Bank System Notes, 0.260% - 3.375%, 10/20/2010 - 9/26/2011	152,815,390
18,600,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250%, 10/5/2010 - 10/27/2010	18,593,836
24,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.210% - 0.607%, 9/1/2010 - 10/1/2010	24,890,610
49,173,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 2.875%, 11/23/2010 - 4/26/2011	49,768,755
16,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.250% - 0.300%, 9/20/2010 - 10/25/2010	15,995,318
25,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.162% - 0.227%, 9/11/2010 - 9/27/2010	24,988,183
10,916,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	11,122,193
198,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.356% - 0.830%, 9/3/2010 - 9/20/2010	198,517,460
122,400,000	[1]	General Electric Capital Corp. (GTD by FDIC) Floating Rate Notes, 0.617% - 1.467%, 9/9/2010 - 9/11/2010	123,076,177
42,000,000	[1]	Goldman Sachs Group, Inc. (GTD by FDIC) Floating Rate Notes, 0.617% - 0.668%, 9/15/2010 - 11/9/2010	42,073,393
17,500,000	[1]	KeyCorp (GTD by FDIC) Floating Rate Note, 0.907%, 9/15/2010	17,507,964
130,000,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.260% - 0.430%, 9/1/2010 - 11/15/2010	129,942,795
10,000,000	[1]	SunTrust Bank (GTD by FDIC) Floating Rate Note, 1.187%, 9/16/2010	10,004,329
		TOTAL GOVERNMENT AGENCIES	1,040,759,287
		Repurchase Agreements – 60.2%
319,728,000		Interest in $8,035,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,035,055,799 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,233,620,614.	319,728,000
10,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 7/26/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,300,000 on 10/25/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2039 and the market value of those underlying securities was $512,778,962.	10,000,000
105,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 8/12/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,000,391,111 on 9/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $2,060,243,412.	105,000,000
108,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 8/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,001,150,000 on 11/17/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2040 and the market value of those underlying securities was $2,055,517,669.	108,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,006,944 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2040 and the market value of those underlying securities was $1,020,517,722.	100,000,000
5,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 6/29/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,265,833 on 9/24/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2040 and the market value of those underlying securities was $515,201,977.	5,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,500,010,417 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2050 and the market value of those underlying securities was $1,545,003,541.	500,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,003,472 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $515,000,040.	100,000,000
1

Principal Amount			Value
$150,000,000		Interest in $600,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,004,167 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury Securities with various maturities to 2/15/2039 and the market value of those underlying securities was $612,004,348.	150,000,000
125,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.23%, dated 8/13/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $750,138,958 on 9/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2040 and the market value of those underlying securities was $772,575,638.	125,000,000
27,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 8/26/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,093,333 on 9/24/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2044 and the market value of those underlying securities was $515,014,343.	27,000,000
		TOTAL REPURCHASE AGREEMENTS	1,549,728,000
		TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[6]	2,590,487,287
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[7]	(17,155,374)
		TOTAL NET ASSETS — 100%	$2,573,331,913
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $129,942,795, which represented 5.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $129,942,795, which represented 5.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FDIC	— Federal Deposit Insurance Corporation
GTD	— Guaranteed

2

Federated Municipal Cash Series

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.0%;1,2
		Alabama – 0.3%
$1,591,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 9/2/2010	1,591,000
		Arizona – 6.3%
2,000,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.500%, 9/2/2010	2,000,000
500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.320%, 9/2/2010	500,000
1,400,000		Maricopa County, AZ, IDA MFH, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.320%, 9/2/2010	1,400,000
2,300,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.440%, 9/2/2010	2,300,000
3,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.430%, 9/2/2010	3,610,000
4,055,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 9/2/2010	4,055,000
1,025,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.450%, 9/2/2010	1,025,000
2,680,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.550%, 9/2/2010	2,680,000
1,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.480%, 9/2/2010	1,630,000
2,735,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.680%, 9/1/2010	2,735,000
8,635,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 9/2/2010	8,635,000
4,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 9/2/2010	4,500,000
1,750,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.390%, 9/1/2010	1,750,000
		TOTAL	36,820,000
		Arkansas – 2.0%
5,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.350%, 9/2/2010	5,000,000
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.350%, 9/2/2010	6,400,000
		TOTAL	11,400,000
		California – 1.2%
4,500,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	4,549,170
2,355,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 2.000%, 9/2/2010	2,355,000
		TOTAL	6,904,170
		Colorado – 1.2%
5,980,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.840%, 9/1/2010	5,980,000
855,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 9/2/2010	855,000
		TOTAL	6,835,000
		District of Columbia – 1.7%
9,750,000		District of Columbia Revenue, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.630%, 9/1/2010	9,750,000
		Florida – 3.3%
1,220,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 9/2/2010	1,220,000
3,000,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.340%, 9/1/2010	3,000,000
5,500,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.630%, 9/1/2010	5,500,000
1,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.300%, 9/1/2010	1,500,000
4,920,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.430%, 9/1/2010	4,920,000

Principal Amount			Value
$3,070,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.630%, 9/1/2010	3,070,000
		TOTAL	19,210,000
		Georgia – 16.4%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.460%, 9/2/2010	3,350,000
8,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.370%, 9/2/2010	8,500,000
20,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.450%, 9/1/2010	20,000,000
2,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.340%, 9/2/2010	2,500,000
4,515,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 9/2/2010	4,515,000
730,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.300%, 9/1/2010	730,000
9,400,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 9/2/2010	9,400,000
19,875,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.370%, 9/2/2010	19,875,000
3,800,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.420%, 9/2/2010	3,800,000
5,500,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.450%, 9/1/2010	5,500,000
4,000,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 9/1/2010	4,000,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.500%, 9/1/2010	4,000,000
3,500,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.460%, 9/1/2010	3,500,000
5,600,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.400%, 9/2/2010	5,600,000
		TOTAL	95,270,000
		Illinois – 5.6%
3,825,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.480%, 9/2/2010	3,825,000
1,580,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.630%, 9/2/2010	1,580,000
1,900,000		Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.500%, 9/2/2010	1,900,000
1,445,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.590%, 9/2/2010	1,445,000
2,950,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 9/2/2010	2,950,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 9/2/2010	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 9/2/2010	2,630,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.600%, 9/2/2010	3,000,000
3,050,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.530%, 9/2/2010	3,050,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 9/1/2010	3,300,000
8,000,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.490%, 9/3/2010	8,000,000
		TOTAL	32,680,000
		Indiana – 2.5%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.550%, 9/2/2010	1,500,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.450%, 9/2/2010	12,900,000
		TOTAL	14,400,000
		Kansas – 1.1%
3,853,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 9/2/2010	3,853,000
2,315,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.410%, 9/1/2010	2,315,000
		TOTAL	6,168,000

Principal Amount			Value
		Kentucky – 0.5%
$700,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.950%, 9/2/2010	700,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 9/2/2010	2,100,000
		TOTAL	2,800,000
		Louisiana – 0.5%
2,900,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.460%, 9/2/2010	2,900,000
		Maine – 0.4%
2,485,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.600%, 9/1/2010	2,485,000
		Michigan – 2.0%
8,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	8,009,304
3,630,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.550%, 9/1/2010	3,630,000
		TOTAL	11,639,304
		Minnesota – 0.0%
120,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.660%, 9/2/2010	120,000
		Missouri – 0.1%
835,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.440%, 9/2/2010	835,000
		Multi-State – 6.0%
2,851,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 9/2/2010	2,851,000
2,873,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.450%, 9/2/2010	2,873,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.470%, 9/2/2010	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.470%, 9/2/2010	7,600,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.520%, 9/2/2010	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.500%, 9/2/2010	10,000,000
		TOTAL	35,024,000
		Nevada – 2.3%
13,205,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 9/1/2010	13,205,000
		New Jersey – 0.8%
2,260,685		Tinton Falls, NJ, 1.40% BANs, 1/19/2011	2,266,706
2,506,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	2,526,589
		TOTAL	4,793,295
		New York – 8.5%
1,235,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 9/2/2010	1,235,000
1,105,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.650%, 9/1/2010	1,105,000
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.500%, 9/2/2010	1,650,000
3,877,000		Johnstown, NY, 2.25% BANs, 10/1/2010	3,879,352
5,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	5,028,021
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.600%, 9/1/2010	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.500%, 9/2/2010	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.440%, 9/2/2010	1,700,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.550%, 9/2/2010	20,000,000
5,000,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,024,666
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.350%, 9/2/2010	2,250,000
4,455,000	[3,4]	Tonawanda, NY Housing Authority, Red Stone (Series 2010 C-3) Weekly VRDNs (Tonawanda Towers )/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.750%, 9/2/2010	4,455,000
		TOTAL	49,627,039

Principal Amount		Value
	Ohio – 20.3%
$4,980,000	Blue Ash, OH, (Series 2008) Weekly VRDNs (Ursuline Academy of Cincinnati)/(Fifth Third Bank, Cincinnati LOC), 0.490%, 9/3/2010	4,980,000
1,500,000	Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.370%, 9/2/2010	1,500,000
4,000,000	Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	4,044,949
4,000,000	Dover, OH, 1.25% BANs, 3/31/2011	4,012,674
2,000,000	Fairborn, OH, 1.25% BANs, 4/19/2011	2,006,243
9,920,000	Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.490%, 9/3/2010	9,920,000
2,435,000	Hamilton County, OH, (Series 2000A) Weekly VRDNs (Deaconess Long Term Care, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 9/1/2010	2,435,000
5,000,000	Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.430%, 9/2/2010	5,000,000
4,771,000	Lakewood, OH, 1.00% BANs, 4/13/2011	4,781,159
3,400,000	Licking County, OH Career & Technology Educational Centers, 1.60% BANs, 9/2/2010	3,400,065
880,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.370%, 9/2/2010	880,000
8,950,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.340%, 9/2/2010	8,950,000
2,290,000	Marion County, OH, 1.50% BANs, 4/27/2011	2,298,123
1,500,000	Mayfield Heights, OH, 1.25% BANs, 8/18/2011	1,504,284
6,850,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.390%, 9/1/2010	6,850,000
1,325,000	North College Hill, OH City School District, 2.15% BANs, 1/13/2011	1,331,024
1,000,000	Oakwood City, OH, 1.125% BANs, 3/10/2011	1,001,159
30,850,000	Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.340%, 9/1/2010	30,850,000
2,000,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,000,156
4,565,000	Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(PNC Bank, N.A. LOC), 0.370%, 9/2/2010	4,565,000
1,875,000	Tipp City, OH, (Series B), 1.50% BANs, 2/22/2011	1,882,065
2,000,000	Vermilion, OH, 1.50% BANs, 10/27/2010	2,001,365
4,750,000	Wadsworth, OH School District, 2.25% BANs, 9/22/2010	4,754,343
7,100,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.490%, 9/3/2010	7,100,000
	TOTAL	118,047,609
	Oklahoma – 0.4%
2,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 9/2/2010	2,000,000
	Pennsylvania – 0.4%
660,000	McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.350%, 9/2/2010	660,000
1,700,000	Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	1,718,159
	TOTAL	2,378,159
	Rhode Island – 0.4%
2,465,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.450%, 9/1/2010	2,465,000
	South Dakota – 0.5%
3,000,000	South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.600%, 9/2/2010	3,000,000
	Tennessee – 3.4%
6,615,000	Bristol, TN Health and Educational Facilities Board Weekly VRDNs (King College, Inc.)/(Bank of America N.A. LOC), 0.450%, 9/2/2010	6,615,000
2,200,000	Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.630%, 9/1/2010	2,200,000
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.470%, 9/3/2010	10,000,000
670,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.680%, 9/1/2010	670,000
	TOTAL	19,485,000
	Texas – 1.6%
1,910,000	Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.220%, 9/1/2010	1,910,000

Principal Amount			Value
$4,130,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.400%, 9/2/2010	4,130,000
85,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 9/1/2010	85,000
2,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.680%, 9/1/2010	2,850,000
		TOTAL	8,975,000
		Utah – 0.7%
4,235,000		Nephi City, UT IDRB, (Series 2008) Weekly VRDNs (FiberTek Insulation West LLC)/(Key Bank, N.A. LOC), 0.500%, 9/2/2010	4,235,000
		Vermont – 0.9%
2,000,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.380%, 9/2/2010	2,000,000
3,325,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.350%, 9/1/2010	3,325,000
		TOTAL	5,325,000
		Virginia – 7.6%
600,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.630%, 9/1/2010	600,000
1,900,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.280%, 9/2/2010	1,900,000
4,500,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 9/1/2010	4,500,000
7,450,000		Chesterfield County, VA EDA, (Series 2008C-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 9/1/2010	7,450,000
3,600,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.630%, 9/2/2010	3,600,000
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.420%, 9/2/2010	4,000,000
4,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.350%, 9/2/2010	4,500,000
4,090,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.680%, 9/1/2010	4,090,000
5,450,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 9/1/2010	5,450,000
1,000,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.350%, 9/1/2010	1,000,000
4,200,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.320%, 9/1/2010	4,200,000
2,880,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.680%, 9/1/2010	2,880,000
		TOTAL	44,170,000
		Washington – 0.5%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.390%, 9/1/2010	625,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.420%, 9/2/2010	2,250,000
		TOTAL	2,875,000
		Wisconsin – 1.6%
3,160,000		Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 9/2/2010	3,160,000
1,300,000		Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 9/2/2010	1,300,000
5,075,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 9/2/2010	5,075,000
		TOTAL	9,535,000
		TOTAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[5]	586,947,576
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[6]	(5,877,974)
		TOTAL NET ASSETS — 100%	$581,069,602

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At August 31, 2010, the portfolio securities were rated as follows:
First Tier	Second Tier
96.0%	4.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $83,157,000, which represented 14.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $83,157,000, which represented 14.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Federated Prime Cash Series

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.4%
		Finance - Automotive – 2.0%
$1,098,024	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.306%, 12/8/2010	1,098,024
44,251,550	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	44,251,550
661,021	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	661,021
27,635,486	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	27,635,486
25,000,000		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	25,000,000
		TOTAL	98,646,081
		Finance - Equipment – 0.4%
3,006,470	[1]	Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	3,006,470
14,620,801	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	14,620,801
		TOTAL	17,627,271
		TOTAL ASSET-BACKED SECURITIES	116,273,352
		Certificates of Deposit – 35.2%
		Finance - Banking – 35.2%
50,000,000	[3]	Abbey National Treasury Services PLC, 0.315%, 9/21/2010	50,000,000
120,000,000		BNP Paribas SA, 0.500% - 0.650%, 9/13/2010 - 2/14/2011	120,000,000
235,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.600%, 9/1/2010 - 12/3/2010	235,000,000
100,000,000	[3]	Barclays Bank PLC, 0.515% - 0.710%, 9/21/2010 - 1/26/2011	100,000,000
170,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.630%, 9/2/2010 - 8/15/2011	170,000,055
235,000,000	[3]	Credit Agricole Corporate and Investment Bank, 0.460% - 0.680%, 9/16/2010 - 2/22/2011	235,000,000
100,000,000		Danske Bank A/S, 0.290%, 9/27/2010	100,000,722
80,000,000	[3]	Deutsche Bank AG, 0.491%, 9/13/2010	80,000,000
43,000,000		KBC Bank N.V., 0.450%, 9/20/2010	43,000,227
178,500,000		Mizuho Corporate Bank Ltd., 0.440% - 0.500%, 9/22/2010 - 10/7/2010	178,500,000
40,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.372%, 9/15/2010	40,000,000
93,000,000	[3]	Natixis, 0.426%, 9/14/2010	93,000,000
150,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.332%, 9/27/2010	150,002,775
95,000,000		Sumitomo Mitsui Banking Corp., 0.280%, 10/18/2010	95,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,689,503,779
		Collateralized Loan Agreements – 12.6%
		Finance - Banking – 12.6%
50,000,000	[3]	Banc of America Securities LLC, 0.870%, 9/1/2010	50,000,000
80,000,000		Barclays Capital, Inc., 0.456%, 9/27/2010	80,000,000
233,500,000		Citigroup Global Markets, Inc., 0.639% - 0.740%, 9/1/2010	233,500,000
75,000,000		Deutsche Bank Securities, Inc., 0.456%, 11/24/2010	75,000,000
50,000,000		J.P. Morgan Securities, Inc., 0.710%, 9/22/2010	50,000,000
25,000,000		RBC Capital Markets Corp., 0.517%, 9/29/2010	25,000,000
90,000,000	[3]	RBS Securities, Inc., 0.670%, 9/1/2010	90,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	603,500,000
		Commercial Paper – 18.7%;4
		Aerospace/Auto – 2.7%
9,800,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.380% - 0.390%, 9/17/2010 - 10/14/2010	9,796,398
18,100,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.370% - 0.400%, 9/9/2010 - 9/21/2010	18,097,378
80,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.430% - 0.481%, 10/8/2010 - 10/20/2010	79,957,775
22,300,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.400% - 0.420%, 9/24/2010 - 10/7/2010	22,293,808
		TOTAL	130,145,359
1

Principal Amount			Value
		Finance - Banking – 15.4%
$116,000,000		BNP Paribas Finance, Inc., 0.370% - 0.581%, 10/12/2010 - 11/5/2010	115,923,076
123,000,000	[1,2]	Clipper Receivables Company LLC, 0.285%, 11/22/2010	122,920,152
25,000,000	[1,2]	Danske Corp., Inc., 0.260%, 10/1/2010	24,994,583
50,000,000	[1,2]	Grampian Funding LLC, 0.280%, 9/10/2010	49,996,500
135,000,000		ING (U.S.) Funding LLC, 0.360% - 0.501%, 10/1/2010 - 12/15/2010	134,937,417
53,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.480% - 0.500%, 9/1/2010 - 9/13/2010	52,994,560
235,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.431% - 0.652%, 1/19/2011 - 2/14/2011	234,479,547
		TOTAL	736,245,835
		Finance - Commercial – 0.2%
9,800,000	[1,2]	Versailles Commercial Paper LLC, 0.400%, 9/7/2010	9,799,347
		Machinery/Equipment/Auto – 0.2%
8,100,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.380% - 0.400%, 9/15/2010 - 10/14/2010	8,096,652
		Retail – 0.2%
10,000,000		Safeway, Inc., 0.400%, 9/13/2010	9,998,667
		TOTAL COMMERCIAL PAPER	894,285,860
		Corporate Bond – 2.1%
		Finance - Banking – 2.1%
100,000,000	[3]	JPMorgan Chase Bank, N.A., 0.265%, 9/21/2011	100,000,000
		Government AgencIES – 1.8%
		Government Agency – 1.8%
85,000,000		Federal Home Loan Bank System, 0.430% - 0.550%, 3/23/2011 - 9/26/2011	85,000,000
		Loan Participation – 2.1%
		Chemicals – 2.1%
102,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 9/28/2010	102,500,000
		Notes - Variable – 21.7%;3
		Chemicals – 0.5%
6,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.570%, 9/1/2010	6,000,000
12,000,000		Louisiana Public Facilities Authority, (Series 2010), 0.520%, 9/1/2010	12,000,000
6,000,000		Michigan Strategic Fund, (Series 2007), 0.550%, 9/1/2010	6,000,000
		TOTAL	24,000,000
		Finance - Banking – 16.8%
1,880,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 9/3/2010	1,880,000
45,990,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.350%, 9/1/2010	45,990,000
1,300,000		American Manufacturing Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.340%, 9/2/2010	1,300,000
24,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.294%, 9/27/2010	24,000,000
84,000,000		Australia & New Zealand Banking Group, Melbourne, 0.285% - 0.381%, 9/23/2010 - 9/28/2010	84,000,000
5,065,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.290%, 9/3/2010	5,065,000
8,775,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.600%, 9/2/2010	8,775,000
1,160,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.470%, 9/2/2010	1,160,000
13,275,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 0.600%, 9/2/2010	13,275,000
21,160,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 0.600%, 9/2/2010	21,160,000
965,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 9/3/2010	965,000
13,380,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.340%, 9/1/2010	13,380,000
4,275,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 9/3/2010	4,275,000
1,655,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 9/3/2010	1,655,000
2,115,000		Great Southern Wood, Inc., (Wells Fargo Bank, N.A. LOC), 0.340%, 9/3/2010	2,115,000
3,505,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.750%, 9/2/2010	3,505,000
16,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.260%, 9/2/2010	16,700,000
2,375,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 0.600%, 9/2/2010	2,375,000
2

Principal Amount			Value
$15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.290%, 9/2/2010	15,000,000
1,290,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.400%, 9/1/2010	1,290,000
50,000,000		JPMorgan Chase Bank, N.A., 0.260%, 9/28/2010	50,000,000
25,000,000		Lloyds TSB Bank PLC, London, 0.795%, 9/7/2010	25,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 9/7/2010	50,000,000
3,855,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 0.510%, 9/2/2010	3,855,000
13,335,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 1.250%, 9/2/2010	13,335,000
17,700,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.400%, 9/1/2010	17,700,000
9,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.420%, 9/1/2010	9,000,000
12,555,000		New York City, NY, (Fiscal 2008 Subseries J-6), (Landesbank Hessen-Thuringen LOC), 0.270%, 9/1/2010	12,555,000
6,855,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 1.260%, 9/2/2010	6,855,000
4,925,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.710%, 9/2/2010	4,925,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.781%, 10/7/2010	50,000,000
20,645,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.570%, 9/2/2010	20,645,000
1,600,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.630%, 9/1/2010	1,600,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 1.260%, 9/2/2010	2,600,000
3,680,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.340%, 9/3/2010	3,680,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 9/3/2010	2,735,000
260,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 3.400%, 9/2/2010	260,000
4,790,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 1.260%, 9/2/2010	4,790,000
26,570,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.290%, 9/2/2010	26,570,000
11,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 9/1/2010	11,000,000
216,500,000		Westpac Banking Corp. Ltd., Sydney, 0.326% - 0.665%, 9/7/2010 - 10/19/2010	216,513,135
3,980,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.600%, 9/2/2010	3,980,000
		TOTAL	805,463,135
		Finance - Commercial – 0.8%
17,796,000		General Electric Capital Corp., 0.618%, 10/21/2010	17,798,519
3,600,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.440%, 9/2/2010	3,600,000
14,125,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.440%, 9/2/2010	14,125,000
		TOTAL	35,523,519
		Finance - Retail – 0.7%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.831%, 9/16/2010	32,000,000
		Government Agency – 2.3%
18,735,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.260%, 9/2/2010	18,735,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.240%, 9/2/2010	10,000,000
45,335,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.310%, 9/2/2010	45,335,000
6,425,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.310%, 9/2/2010	6,425,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.280%, 9/2/2010	31,000,000
		TOTAL	111,495,000
		Insurance – 0.6%
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.340%, 9/1/2010	15,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3), (Assured Guaranty Corp. INS), 0.340%, 9/1/2010	15,000,000
		TOTAL	30,000,000
		TOTAL NOTES - VARIABLE	1,038,481,654
3

Principal Amount		Value
	Repurchase Agreement – 3.6%
$174,298,000	Interest in $8,035,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,035,055,799 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,233,620,614.	174,298,000
	TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	4,803,842,645
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(8,117,715)
	TOTAL NET ASSETS — 100%	$4,795,724,930
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $484,262,730, which represented 10.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $481,256,260, which represented 10.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	2/4/2010	$1,020,998	$3,006,470
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
INS	— Insured by
LOC	— Letter of Credit
4

Federated Treasury Cash Series

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury – 13.6%
$29,000,000	[1]	United States Treasury Bills, 0.220%, 9/16/2010	28,997,341
30,000,000		United States Treasury Notes, 0.875% — 4.750%, 3/31/2011	30,424,223
25,500,000		United States Treasury Notes, 0.875%, 12/31/2010	25,551,106
31,500,000		United States Treasury Notes, 0.875%, 2/28/2011	31,593,856
14,000,000		United States Treasury Notes, 1.500%, 10/31/2010	14,028,346
21,500,000		United States Treasury Notes, 2.000%, 9/30/2010	21,529,433
13,000,000		United States Treasury Notes, 4.375%, 12/15/2010	13,145,447
14,000,000		United States Treasury Notes, 5.125%, 6/30/2011	14,542,166
		TOTAL U.S. TREASURY	179,811,918
		Repurchase Agreements – 86.3%
198,659,000		Interest in $8,800,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,800,058,667 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $8,976,059,918.	198,659,000
100,000,000		Interest in $550,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $550,003,667 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $561,003,752.	100,000,000
37,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 7/8/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,281,111 on 10/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2018 and the market value of those underlying securities was $510,171,428.	37,000,000
100,000,000		Interest in $7,349,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,349,048,993 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $7,496,029,978.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Citibank, N.A. will repurchase securities provided as collateral for $500,003,472 on 9/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/15/2013 and the market value of this underlying security was $510,003,580.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,003,472 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,003,559.	100,000,000
100,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,020,000 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $3,060,020,460.	100,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,002,000 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $306,004,099.	100,000,000
100,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,800,012,000 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2014 and the market value of those underlying securities was $1,836,004,247.	100,000,000
100,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.24%, dated 8/31/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $1,800,012,000 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,836,012,339.	100,000,000
1

Principal Amount		Value
$100,000,000	Interest in $700,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $700,004,861 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2017 and the market value of those underlying securities was $714,005,013.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,135,659,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	1,315,470,918
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	749,984
	TOTAL NET ASSETS — 100%	$1,316,220,902
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010